Prepaid Expenses and Other Current Assets, Net - Components of Prepaid Expenses and Other Current Assets, Net (Detail) - USD ($) $ in Thousands		May 31, 2020	May 31, 2019	May 31, 2018
Prepaid Expenses And Other Current Assets [Abstract]
Advances to suppliers		$ 49,547	$ 45,665	$ 43,913
Prepaid rents	[1]	39,706	52,794	56,531
Interest receivables		33,488	23,856	23,647
Staff advances	[2]	24,712	14,811	9,544
Receivable from third parties' platforms		10,593	9,831	5,967
Rental deposits		10,326	9,539	10,953
Prepaid advertising fees		7,607	4,564	6,917
VAT recoverable		5,562	2,297	3,493
Deposits of advertising and decoration		2,594	3,020	3,342
Prepaid property taxes and other taxes		779	455	212
Others	[3]	14,639	33,093	18,490
Prepaid expense and other assets current before allowance		199,553	199,925	183,009
Less: allowance for other receivables		(149)	(248)	(914)
Prepaid expenses and other current assets		$ 199,404	$ 199,677	$ 182,095

[1]	Prepaid rents represent the prepayment of rent related to leases less than 12 months.
[2]	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
[3]	Others primarily included prepaid maintenance fees, other receivables and other miscellaneous prepayments.